Borrowings - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Jun. 30, 2019	Mar. 31, 2018	Mar. 31, 2015	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		¥ 33,465		¥ 70,384
Equity		425,797		411,066	¥ 385,406	¥ 367,031
Debt Instrument Covenant [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				57,000
Debt Instrument Covenant One [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				17,000
Debt Instrument Covenant One [member] | Japanese Gaap [member]
Disclosure of detailed information about borrowings [line items]
Equity			¥ 170,675	128,006
Debt Instrument Covenant One [member] | Japanese Gaap [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant threshold percentage			75.00%
Debt Instrument Covenant Two [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				40,000
Debt Instrument Covenant Two [member] | Japanese Gaap [member]
Disclosure of detailed information about borrowings [line items]
Equity		¥ 305,088		¥ 228,816
Debt Instrument Covenant Two [member] | Japanese Gaap [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant threshold percentage		75.00%
Debt Instrument Covenant Two [member] | Consolidated shareholders' equity as of March 31, 2020, and later fiscal year ends [member] | Japanese Gaap [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant threshold percentage	75.00%